Fair Value Measurement (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
Outstanding debt	$ 839.0		$ 794.0
Cost method investments	0.8		0.2		6.7
Term Loan [Member]
Term Loan			530.6		713.3
Outstanding debt	225.0	[1]	550.0	[1]	725.0
Senior Notes [Member]
Outstanding debt			200.0
Senior Notes			198.4
RMG Networks Inc. [Member]
Cost method investments			$ 0		$ 6.7

[1]	The interest rates on the revolver and term loan are described below.